Income taxes (Tables)	12 Months Ended
Mar. 31, 2020
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Summary of Domestic and Foreign Components of Net Income Before Income Tax
The domestic and foreign components of net income before income tax:

	Year ended March 31,
	2020		2020		2019		2018
	(In millions)
Net income/(loss) before income taxes
India	US$	(756.4)	Rs.	(57,230.3)	Rs.	27,429.8	Rs.	(8,867.9)
Other than India		(688.8)		(52,109.3)		(344,982.9)		112,608.0

Total	US$	(1,445.2)	Rs.	(109,339.6)	Rs.	(317,553.1)	Rs.	103,740.1

Summary of Domestic and Foreign Components of Income Tax Expense
The domestic and foreign components of income tax expense:

	Year ended March 31,
	2020		2020		2019		2018
	(In millions)
Current taxes
India	US$	25.1	Rs.	1,900.7		5,034.3	Rs.	2,420.0
Other than India		225.1		17,029.9		17,217.9		30,608.5
Deferred taxes
India		(18.0)		(1,363.0)		(3,241.9)		494.6
Other than India		(184.0)		(13,923.1)		(44,435.3)		4,155.1

Total income tax expense/(credit)	US$	48.2	Rs.	3,644.5	Rs.	(25,425.0)	Rs.	37,678.2

Summary of Reconciliation of Estimated Income Tax to Income Tax Expense
The reconciliation of estimated income tax to income tax expense/(credit) reported in the income statement is as follows:

	Year ended March 31,
	2020		2020		2019		2018
	(In millions)
Income/(loss) before income taxes	US$	(1,445.2)	Rs.	(109,339.6)	Rs.	(317,553.1)	Rs.	103,740.1
Income tax expense at tax rates applicable to individual entities		(344.1)		(26,033.5)		(54,712.2)		20,746.7
Additional deduction for patent, research and product development cost		(37.2)		(2,816.2)		(1,891.2)		(4,099.8)
Items (net) not deductible for tax /not liable to tax :
- foreign currency (gain)/loss relating to loans and deposits (net) (net), foreign currency (gain)/loss arising on account of Integral foreign operations.		6.3		474.5		(82.8)		1,336.2
- interest and other expenses relating to borrowings for investment		7.4		558.0		621.6		337.8
- Dividend from investments (other than subsidiaries, joint operations, equity accounted investees)		(0.9)		(69.2)		(15.5)		(50.1)
Undistributed earnings of subsidiaries, joint operations and equity accounted investees		(11.3)		(855.6)		1,277.8		9,170.1
Deferred tax assets not recognized because realization is not probable		376.9		28,517.0		4,738.7		9,902.3
Utilization/credit of unrecognized tax losses, unabsorbed depreciation and other tax benefits		(42.8)		(3,240.2)		(7,016.4)		(3,583.3)
Previously recognized deferred tax assets written down on account of impairment of Jaguar Land Rover business		—		—		26,981.5		—
Previously recognized deferred tax assets written down		6.5		492.7		—		—
Profit on sale of investments in subsidiaries and Others		—		—		(932.0)		—
Tax on share of (profit)/loss of equity accounted investees (net)		25.3		1,913.5		(532.7)		(4,601.4)
Impact of change in statutory tax rates (refer note below)		52.5		3,973.5		4,540.4		5,392.6
Others		9.6		730.0		1,597.8		3,127.1

Income tax expense/(credit) reported	US$	48.2	Rs.	3,644.5	Rs.	(25,425.0)	Rs.	37,678.2

Summary of Significant Components of Deferred Tax Assets and Liabilities
Significant components of deferred tax assets and liabilities for the year ended March 31, 2020 are as follows:

	Opening balance		Adjustment on initial application of IFRS 16		Adjusted Opening Balance		Recognized in profit or loss		Recognized in/ reclassified from other comprehensive income		MAT Credit Utilized		Closing balance
	(In millions)
Deferred tax assets:
Unabsorbed depreciation	Rs.	21,942.5	Rs.	—	Rs.	21,942.5	Rs.	(76.6)	Rs.	1.6	Rs.	—	Rs.	21,867.5
Business loss carry forwards		22,842.1		—		22,842.1		7,779.8		304.8		—		30,926.7
Expenses deductible in future years:
- provisions, allowances for doubtful receivables and others		34,172.9		—		34,172.9		8,912.1		1,128.1		—		44,213.1
Compensated absences and retirement benefits		12,462.9		—		12,462.9		(2,807.1)		(13,833.1)		—		(4,177.3)
Minimum alternate tax carry-forward		1,066.2		—		1,066.2		(356.9)		—		(37.8)		671.5
Property, plant and equipment		49,293.6		292.3		49,585.9		8,131.4		1,700.2		—		59,417.5
Derivative financial instruments		12,253.1		—		12,253.1		(1,311.7)		(3,184.8)		—		7,756.6
Unrealized profit on inventory		11,418.7		—		11,418.7		498.6		249.9		—		12,167.2
Others		12,588.7		—		12,588.7		2,349.7		398.7		—		15,337.1

Total deferred tax assets	Rs.	178,040.7	Rs.	292.3	Rs.	178,333.0	Rs.	23,119.3	Rs.	(13,234.6)	Rs.	(37.8)	Rs.	188,179.9

Deferred tax liabilities:
Property, plant and equipment		15,717.8		—		15,717.8		(2,740.9)		(9.7)		—		12,967.2
Intangible assets		107,509.5		—		107,509.5		11,557.4		2,868.9		—		121,935.8
Undistributed earnings in subsidiaries, joint operations and equity accounted investees		16,892.2		—		16,892.2		(1,317.6)*		307.1		—		15,881.7
Fair valuation of retained interest in a subsidiary subsequent to disposal of controlling equity interest		169.5		—		169.5		—		—		—		169.5
Others		1,151.0		—		1,151.0		334.3		580.5		—		2,065.8

Total deferred tax liabilities	Rs.	141,440.0	Rs.	—	Rs.	141,440.0	Rs.	7,833.2	Rs.	3,746.8	Rs.	—	Rs.	153,020.0

Net assets/(liabilities)	Rs.	36,600.7	Rs.	292.3	Rs.	36,893.0	Rs.	15,286.1	Rs.	(16,981.4)	Rs.	(37.8)	Rs.	35,159.9

	US$	483.7	US$	3.9	US$	487.6	US$	202.0	US$	(224.4)	US$	(0.5)	US$	464.7

Deferred tax assets													Rs.	54,578.6
Deferred tax liabilities													Rs.	(19,418.7)
Deferred tax assets													US$	721.3
Deferred tax liabilities													US$	(256.7)

*	Net of Rs. 462.1 million reversed on dividend distribution by subsidiaries

Significant components of deferred tax assets and liabilities for the year ended March 31, 2019 are as follows:

	Opening balance		Adjustment on initial application of IFRS 15		Adjusted Opening Balance		Recognized in profit or loss		Recognized in/reclassified from other comprehensive income		MAT Credit Utilized		Reversal of items classified as held for Sale in earlier year		Divestment of a subsidiary company		Closing balance
	(In millions)
Deferred tax assets:
Unabsorbed depreciation	Rs.	21,955.1	Rs.	—	Rs.	21,955.1	Rs.	(161.2)	Rs.	(0.1)	Rs.	—	Rs.	24.3	Rs.	124.4	Rs.	21,942.5
Business loss carry forwards		42,737.4		84.5		42,821.9		(19,255.9)		(723.9)		—						22,842.1
Expenses deductible in future years:
- provisions, allowances for doubtful receivables and others		30,213.9		—		30,213.9		3,911.1		2.2		—		21.2		24.5		34,172.9

Compensated absences and retirement benefits		8,426.3		—		8,426.3		32.7		3,858.5		—		132.4		13.0		12,462.9
Minimum alternate tax carry-forward		381.9		—		381.9		817.8				(15.8)		37.8		(155.5)		1,066.2
Property, plant and equipment		926.5		—		926.5		48,258.9		108.2		—		—		—		49,293.6
Derivative financial instruments		7,552.4		—		7,552.4		1,022.1		3,674.7		—		3.9		—		12,253.1
Unrealized profit on inventory		15,079.2		—		15,079.2		(3,811.5)		151.0		—		—		—		11,418.7
Others		10,927.9		—		10,927.9		1,687.1		(49.7)		—		15.2		8.2		12,588.7

Total deferred tax assets	Rs.	138,200.6	Rs.	84.5	Rs.	138,285.1	Rs.	32,501.1	Rs.	7,020.9	Rs.	(15.8)	Rs.	234.8	Rs.	14.6	Rs.	178,040.7

Deferred tax liabilities:
Property, plant and equipment		16,852.0		—		16,852.0		(1,142.6)		(119.7)		—		56.0		72.1		15,717.8
Intangible assets		121,838.5		—		121,838.5		(12,420.5)		(1,881.1)		—		(27.4)		—		107,509.5
Undistributed earnings in subsidiaries, joint operations and equity accounted investees		19,397.2		—		19,397.2		(2,330.4)*		(174.6)		—		—		—		16,892.2
Fair valuation of retained interest in a subsidiary subsequent to disposal of controlling equity interest		169.5		—		169.5		—		—		—		—		—		169.5
Others		136.6		—		136.6		717.4		176.1		—		120.9				1,151.0

Total deferred tax liabilities	Rs.	158,393.8	Rs.	—	Rs.	158,393.8	Rs.	(15,176.1)	Rs.	(1,999.3)	Rs.	—	Rs.	149.5	Rs.	72.1	Rs.	141,440.0

Net assets/(liabilities)	Rs.	(20,193.2)	Rs.	84.5	Rs.	(20,108.7)	Rs.	47,677.2	Rs.	9,020.2	Rs.	(15.8)	Rs.	85.3	Rs.	(57.5)	Rs.	36,600.7
Deferred tax assets																	Rs.	51,511.1
Deferred tax liabilities																	Rs.	(14,910.4)

*	Net of Rs. 3,608.2 million reversed on dividend distribution by subsidiaries

Significant components of deferred tax assets and liabilities for the year ended March 31, 2018 are as follows:

	Opening balance		Recognized in profit or loss		Recognized in/reclassified from other comprehensive income		Classified as held for sale		Closing balance
	(In millions)
Deferred tax assets:
Unabsorbed depreciation	Rs.	19,921.0	Rs.	2,150.3	Rs.	15.8	Rs.	(132.1)	Rs.	21,955.1
Business loss carry forwards		27,509.3		11,944.0		3,284.1		—		42,737.4
Expenses deductible in future years:
- provisions, allowances for doubtful receivables and others		26,824.2		2,191.5		1,233.1		(34.9)		30,213.9
Compensated absences and retirement benefits		21,729.6		(7,224.7)		(5,941.6)		(137.0)		8,426.3
Minimum alternate tax carry-forward		749.2		(329.5)		—		(37.8)		381.9
Property, plant and equipment		1,119.0		(308.3)		115.8		—		926.5
Derivative financial instruments		44,289.4		(465.4)		(36,267.6)		(3.9)		7,552.4
Unrealized profit on inventory		15,696.4		(3,038.2)		2,421.0		—		15,079.2
Others		7,985.3		2,346.5		689.5		(93.4)		10,927.9

Total deferred tax assets	Rs.	165,823.4	Rs.	7,266.2	Rs.	(34,449.9)	Rs.	(439.1)	Rs.	138,200.6

Deferred tax liabilities:
Property, plant and equipment		14,335.3		2,221.9		453.5		(158.7)		16,852.0
Intangible assets		104,848.9		5,305.1		11,657.1		27.4		121,838.5
Undistributed earnings of subsidiaries joint operations and equity accounted investees		13,376.3		5,081.6 *		939.3		—		19,397.2
Fair valuation of retained interest in a subsidiary subsequent to disposal of controlling equity interest		169.5		—		—		—		169.5
Derivative financial instruments		231.2		(611.5)		380.3		—		—
Others		446.9		(81.2)		(132.9)		(96.2)		136.6

Total deferred tax liabilities	Rs.	133,408.1	Rs.	11,915.9	Rs.	13,297.3	Rs.	(227.5)	Rs.	158,393.8

Net assets/(liabilities)	Rs.	32,415.3	Rs.	(4,649.7)	Rs.	(47,747.2)	Rs.	(211.6)	Rs.	(20,193.2)
Deferred tax assets									Rs.	41,064.6
Deferred tax liabilities									Rs.	(61,257.8)

*	Net of Rs. 4,088.5 million reversed on dividend distribution by subsidiaries.

Summary of Unrecognized Deferred Tax Assets Expire Unutilized based on Year of Origination
Unrecognized deferred tax assets expire unutilized based on the year of origination as follows:

March 31,	In millions
2021	US$	73.9	Rs.	5,589.8
2022		106.7		8,070.3
2023		116.2		8,791.7
2024		94.6		7,157.2
2025		298.7		22,603.3
Thereafter	US$	402.4	Rs.	30,448.4